Consolidated Statement Of Income (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Noninterest Income
Trust, Investment and Other Servicing Fees	$ 2,405.5		$ 2,169.5		$ 2,081.9
Foreign Exchange Trading Income	206.1		324.5		382.2
Treasury Management Fees	67.4		72.1		78.1
Security Commissions and Trading Income	73.6		60.5		60.9
Other Operating Income	154.9		158.1		146.3
Investment security gains (losses), net	(1.7)	[1]	(23.9)	[1]	(20.4)	[1]
Total Noninterest Income	2,905.8		2,760.8		2,729.0
Net Interest Income
Interest Income	1,287.7		1,408.6		1,296.7
Interest Expense	297.4		399.5		378.0
Net Interest Income	990.3		1,009.1		918.7
Provision for Credit Losses	25.0		55.0		160.0
Net Interest Income after Provision for Credit Losses	965.3		954.1		758.7
Noninterest Expense
Compensation	1,267.4		1,267.2		1,108.0
Employee Benefits	258.2		258.2		237.6
Outside Services	529.2		552.8		460.4
Equipment and Software	366.7		328.1		287.1
Occupancy	174.4		180.9		167.8
Visa Indemnification Benefit			(23.1)		(33.0)
Other Operating Expense	282.9		267.1		270.0
Total Noninterest Expense	2,878.8		2,831.2		2,497.9
Income before Income Taxes	992.3		883.7		989.8
Provision for Income Taxes	305.0		280.1		320.3
Net Income	687.3		603.6		669.5
Net Income Applicable to Common Stock	$ 687.3		$ 603.6		$ 669.5
PER COMMON SHARE
Net Income - Basic	$ 2.82		$ 2.47		$ 2.74
Net Income - Diluted	$ 2.81		$ 2.47		$ 2.74
Average Number of Common Shares Outstanding - Basic	240,417,805		241,401,310		242,028,776
Average Number of Common Shares Outstanding - Diluted	240,881,244		241,811,384		242,502,531

[1]	Changes in Other-Than-Temporary-Impairment (OTTI) Losses $ (2.7) $ (1.1) $ (0.8) Noncredit-related OTTI Losses Recorded in (Reclassified from) OCI (0.6) (22.2) (20.4) Other Security Gains (Losses), net 1.6 (0.6) 0.8 Investment Security Gains (Losses), net $ (1.7) $ (23.9) $ (20.4)